Consolidated Statements of Changes in Stockholders' Deficit (Parenthetical) - Related Party [Member]	Jun. 30, 2024 $ / shares
Defined Benefit Plan Disclosure [Line Items]
Share Price	$ 0.00001
Next NRG Holding Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Share Price	$ 0.00001